Property and equipment	12 Months Ended
Dec. 31, 2024
Property and equipment
Property and equipment

15. Property and equipment

	Bikes and
	e-bikes
	and	Computers			Assets
	related	and		Leasehold	under
	batteries	equipment	Vehicles	improvement	construction	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2022
Cost	11,575,241	3,723,744	3,538,274	644,251	393,539	35,057	19,910,106
Accumulated depreciation and impairment	(7,048,464)	(2,363,568)	(2,334,647)	(280,606)	—	(11,477)	(12,038,762)
Net book amount	4,526,777	1,360,176	1,203,627	363,645	393,539	23,580	7,871,344
For the year ended December 31, 2022
Opening net book amount	4,526,777	1,360,176	1,203,627	363,645	393,539	23,580	7,871,344
Business combination	—	4,341	—	38,865	—	652	43,858
Additions	129,198	629,767	—	11,504	721,121	2,723	1,494,313
Transfers	710,020	94,559	47,243	95,121	(946,943)	—	—
Disposals	(133,629)	(48,038)	(149,755)	(33,458)	—	(570)	(365,450)
Depreciation charges	(2,289,980)	(612,849)	(385,249)	(145,253)	—	(8,021)	(3,441,352)
Currency translation differences	(594)	12,041	51	3,843	3,069	691	19,101
Ending net book amount	2,941,792	1,439,997	715,917	334,267	170,786	19,055	5,621,814
As of December 31, 2022
Cost	9,728,950	4,145,016	3,022,763	707,947	170,786	35,173	17,810,635
Accumulated depreciation and impairment	(6,787,158)	(2,705,019)	(2,306,846)	(373,680)	—	(16,118)	(12,188,821)
Net book amount	2,941,792	1,439,997	715,917	334,267	170,786	19,055	5,621,814

15. Property and equipment (Continued)

	Bikes and
	e-bikes
	and	Computers			Assets
	related	and		Leasehold	under
	batteries	equipment	Vehicles	improvement	construction	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023
Cost	9,728,950	4,145,016	3,022,763	707,947	170,786	35,173	17,810,635
Accumulated depreciation and impairment	(6,787,158)	(2,705,019)	(2,306,846)	(373,680)	—	(16,118)	(12,188,821)
Net book amount	2,941,792	1,439,997	715,917	334,267	170,786	19,055	5,621,814
For the year ended December 31, 2023
Opening net book amount	2,941,792	1,439,997	715,917	334,267	170,786	19,055	5,621,814
Additions	328,330	486,897	—	1,644	1,803,572	766	2,621,209
Transfers	944,597	231,720	321,270	70,836	(1,568,423)	—	—
Disposals	(176,920)	(36,953)	(254,639)	(11,351)	(46,097)	(1,340)	(527,300)
Disposal of subsidiaries	—	(42,401)	(17,916)	(1,076)	(73,429)	(7)	(134,829)
Depreciation charges	(2,111,414)	(654,366)	(241,245)	(200,130)	—	(2,926)	(3,210,081)
Impairment charges	—	(53,057)	(309)	—	(16,585)	(46)	(69,997)
Currency translation differences	—	7,898	77	4,850	(83)	(81)	12,661
Ending net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477
As of December 31, 2023
Cost	8,223,969	4,302,574	1,923,551	636,728	286,326	32,591	15,405,739
Accumulated depreciation and impairment	(6,297,584)	(2,922,839)	(1,400,396)	(437,688)	(16,585)	(17,170)	(11,092,262)
Net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477

15. Property and equipment (Continued)

	Bikes and
	e-bikes
	and	Computers			Assets
	related	and		Leasehold	under
	batteries	equipment	Vehicles	improvement	construction	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024
Cost	8,223,969	4,302,574	1,923,551	636,728	286,326	32,591	15,405,739
Accumulated depreciation and impairment	(6,297,584)	(2,922,839)	(1,400,396)	(437,688)	(16,585)	(17,170)	(11,092,262)
Net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477
For the year ended December 31, 2024
Opening net book amount	1,926,385	1,379,735	523,155	199,040	269,741	15,421	4,313,477
Additions	267,704	1,347,459	—	136	2,279,937	1,894	3,897,130
Transfers	1,933,698	117,913	211,595	91,007	(2,354,213)	—	—
Disposals	(284,598)	(47,923)	(103,198)	(7,120)	—	(967)	(443,806)
Disposal of subsidiaries	—	(65,449)	(2,243)	—	—	(179)	(67,871)
Depreciation charges	(1,580,839)	(595,547)	(146,850)	(135,243)	—	(562)	(2,459,041)
Impairment charges	—	(4,891)	—	(20,670)	—	—	(25,561)
Currency translation differences	—	(3,994)	(104)	(4,258)	(495)	(249)	(9,100)
Ending net book amount	2,262,350	2,127,303	482,355	122,892	194,970	15,358	5,205,228
As of December 31, 2024
Cost	6,755,697	5,216,119	1,215,891	608,748	211,555	31,149	14,039,159
Accumulated depreciation and impairment	(4,493,347)	(3,088,816)	(733,536)	(485,856)	(16,585)	(15,791)	(8,833,931)
Net book amount	2,262,350	2,127,303	482,355	122,892	194,970	15,358	5,205,228

3

Depreciation charges were expensed off in the following categories in the consolidated income statements:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	3,086,253	2,761,045	2,137,811
Operations and support	29,129	18,773	9,536
Research and development	141,804	246,377	174,226
Sales and marketing	23,106	23,275	10,801
General and administrative	161,060	160,611	126,667
Total	3,441,352	3,210,081	2,459,041

For the years ended December 31, 2022, 2023 and 2024, the impairment losses for property and equipment were nil, RMB69,997 and RMB25,561, respectively.